Other Payables and Accrued Liabilities (Tables) (PREMA LIFE PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
PREMA LIFE PTY. LTD. [Member]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities at December 31, 2020 and June 30, 2020 consist of the following:
	December 31,	June 30,
	2020	2020
Other payables and accrued liabilities	$166,180	$323,487

Other payables and accrued liabilities at June 30, 2020 and 2019 consist of the following:

	June 30,	June 30,
	2020	2019
Other payables and accrued liabilities	13,384	18,890
Deposits	7,166	887
Provision	51,621	32,011
	$72,171	$51,788